Summary of Significant Accounting Policies, Judgements, Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Summary of property, plant and equipment

	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2019	$107,011	$7,330,889	$21,750,367	$403,774	$232,378	$29,824,419
Additions(1)	—	15,016	31,494	276	570,576	617,362
Transfers from construction in progress	—	43,833	373,359	7,928	(425,120)	—
Transfers from assets held for sale	—	—	75,158	—	—	75,158
Acquisition of subsidiaries	9,362	57,426	167,509	—	76,491	310,788
Disposals	(11,926)	(6,781)	(358,502)	(1,266)	(3,538)	(382,013)
As of December 31, 2020	104,447	7,440,383	22,039,385	410,712	450,787	30,445,714
Additions(1)	25,615	70,831	32,608	969	1,794,343	1,924,366
Transfers from construction in progress	—	116,406	676,866	27,514	(820,786)	—
Disposals	—	(45,864)	(371,007)	(4,717)	(717)	(422,305)
Effect of exchange rate changes	105	(5,990)	(27,544)	—	(325)	(33,754)
As of December 31, 2021	$130,167	$7,575,766	$22,350,308	$434,478	$1,423,302	$31,914,021
Accumulated Depreciation and Impairment
As of December 31, 2019	$27,909	$3,438,689	$16,401,216	$338,701	$6,635	$20,213,150
Additions(1)	3,960	424,304	1,783,572	26,569	—	2,238,405
Impairments	—	5,331	18,786	—	—	24,117
Transfers from assets held for sale	—	—	71,681	—	—	71,681
Disposals	(582)	(2,172)	(323,916)	(1,171)	—	(327,841)
As of December 31, 2020	31,287	3,866,152	17,951,339	364,099	6,635	22,219,512
Additions(1)	5,622	444,417	936,797	24,582	—	1,411,418
Disposals	68	(44,286)	(361,589)	(4,706)	—	(410,513)
Effect of exchange rate changes	—	4	(19,378)	—	—	(19,374)
As of December 31, 2021	$36,977	$4,266,287	$18,507,169	$383,975	$6,635	$23,201,043

Net book value as of December 31, 2020	$73,160	$3,574,231	$4,088,046	$46,613	$444,152	$8,226,202

Net book value as of December 31, 2021	$93,190	$3,309,479	$3,843,139	$50,503	$1,416,667	$8,712,978
(1) The Company earned investment tax credits related to the Company’s construction of a wafer fabrication facility in Saratoga County, New York (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property and equipment costs. As of December 31, 2020, and 2021, the investment tax credits included in property and equipment amounted to $259,969 and $214,282, respectively.
Disclosure of financial instruments

As of December 31, 2021 Interest rate swaps	Currency	Nominal amount	Maturity
Three-month LIBOR	USD	93,750	2023
Three-month LIBOR	USD	709,688	2024
Six-month LIBOR	USD	189,429	2026

Total		992,867

Cross currency swaps (in thousand Euro)
Three-month LIBOR	EUR	83,000	2024
Six-month LIBOR	EUR	334,564	2024
Six-month LIBOR	EUR	71,429	2026

Total		488,993
The following foreign currency forward contracts are outstanding at December 31, 2020 and 2021 (in thousands, except average foreign currency/US$):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Noncurrent Financial Assets	Other Current Financial Liabilities	Other Noncurrent Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Price	Maturity
Outstanding as of December 31, 2020:
Forward contracts:
Euro forward contracts (receive euros/pay US$)	$28,489	$—	$(818)	$—	$594,169	0.85	—	2021
Singapore dollar forward contracts (receive Singapore$/pay US$)	13,266	—	(439)	—	360,328	1.37	—	2021
Japanese yen forward contracts (receive Japanese yen/pay US$)	444	—	(61)	—	23,939	104.77	—	2021
Interest rate swaps	—	—	—	(33,287)	1,190,752	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	33,169	—	—	566,497	0.89	3.834% - 4.182%	2024 - 2026
Commodity hedge	8,335	885	—	(58)	56,262	235.2	—	2021 - 2022
Total	$50,534	$34,054	$(1,318)	$(33,345)	$2,791,947

Outstanding as of December 31, 2021:
Forward contracts:
Euro forward contracts (receive Euros/Pay US$)	$4,030	$—	$(37,822)	$—	$1,239,770	0.86	—	2022 - 2023
Singapore dollar forward contracts (receive Singapore$/pay US$)	3,359	—	(2,755)	—	858,227	1.35	—	2022
Japanese yen forward contracts (receive Japanese yen/pay US$)	1,700	—	(7,308)	—	300,158	112.77	—	2022 - 2023
Interest rate swaps	—	628	—	(7,803)	992,866	—	0.382% - 1.731%	2023 - 2026
Cross currency swaps (receive euros/pay US$)	—	28	—	(4,181)	550,580	0.89	3.834% - 4.182%	2024 - 2026
Cross currency swaps (receive Singapore $/pay US$)	—	60	—	(4,328)	109,612	1.37	1.830% - 1.941%	2028
Commodity hedge	14,094	1,601	(708)	(664)	96,097	—	—	2022 - 2023
Total	$23,183	$2,317	$(48,593)	$(16,976)	$4,147,310